Provisions (Tables)	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Summary of Provisions
25B.	Provisions consist of the following:

	As at March 31,
	2023		2023		2022

			(In millions)
Current
Product warranty	US$	946.2	Rs.	77,752.5	Rs.	67,808.8
Legal and product liability		461.6		37,922.7		25,046.5
Provision for residual risk		11.1		912.5		1,217.5
Provision for environmental liability		7.2		593.8		289.2
Provision for onerous contracts		—		—		1,179.0
Restructuring Provision		4.3		356.2		11,036.2
Employee related and other provisions		6.9		568.9		1,087.4	*

Total-Current	US$	1,437.3	Rs.	118,106.6	Rs.	107,664.6

Non-current
Product warranty	US$	1,304.2	R s.	107,166.0	Rs.	109,527.6
Legal and product liability		92.7		7,616.7		3,968.0
Provision for residual risk		9.9		813.0		1,930.5
Provision for environmental liability		32.3		2,658.7		2,258.6
Employee benefits obligations		155.1		12,743.6		11,187.3
Other provisions		11.8		968.5		686.9

Total-Non-current	US$	1,606.0	Rs.	131,966.5	Rs.	129,558.9

*	Includes provision towards employee claims in foreign subsidiaries.

	Year ended March 31,
	2023		2023		2023		2023		2023		2023

	Product Warranty				Legal and product liability				Restructuring provision

	(In millions)
Balance at the beginning	US$	2,158.1	Rs.	177,336.5	US$	353.1	Rs.	29,014.5	US$	134.3	Rs.	11,036.2
Provision made during the year		1,100.4		90,421.9		792.4		65,109.8		2.6		216.3
Provision used during the year		(1,068.0)		(87,761.3)		(627.2)		(51,533.5)		(129.3)		(10,627.3)
Impact of unwind of discounting		13.1		1,077.6		—		—		—		—
Currency translation		46.8		3,843.8		36.0		2,948.6		(3.3)		(269.0)

Balance at the end	US$	2,250.4	Rs.	184,918.5	US$	554.3	Rs.	45,539.4	US$	4.3	Rs.	356.2

Current	US$	946.2	Rs.	77,752.5	US$	461.6	Rs.	37,922.7	US$	4.3	Rs.	356.2
Non-current	US$	1,304.2	Rs.	107,166.0	US$	92.7	Rs.	7,616.7	US$	—	Rs.	—

	Year ended March 31,
	2023		2023		2023		2023		2023		2023

	Onerous Contract				Provision for residual risk				Provision for environmental liability

	(In millions)
Balance at the beginning	US$	14.3	Rs.	1,179.0	US$	38.2	Rs.	3,148.0	US$	31.0	Rs.	2,547.8
Provision made/(reversed) during the year		(5.2)		(426.5)		(18.3)		(1,503.1)		9.2		760.0
Provision used during the year		(1.7)		(141.5)		0.2		8.3		(1.8)		(143.8)
Currency translation		—		—		0.9		72.3		1.1		88.5
Transfer to Liabilities		(7.4)		(611.0)		—		—		—		—

Balance at the end	US$	—	Rs.	—	US$	21.0	Rs.	1,725.5	US$	39.5	Rs.	3,252.5

Current	US$	—	Rs.	—	US$	11.1	Rs.	912.5	US$	7.2	Rs.	593.8
Non-current	US$	—	Rs.	—	US$	9.9	Rs.	813.0	US$	32.3	Rs.	2,658.7